FAIR VALUE MEASUREMENTS (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 264,684,488	$ 251,958,683
Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	112,263,020	112,975,810
Level 1, Level 2, and Level 3 | Sleep Number Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	3,585,898	4,632,030
Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	103,436,677	103,377,443
Level 1, Level 2, and Level 3 | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	5,240,445	4,966,337
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	112,263,020	112,975,810
Level 1 | Sleep Number Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	3,585,898	4,632,030
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	103,436,677	103,377,443
Level 1 | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	5,240,445	4,966,337
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Sleep Number Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Sleep Number Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Net asset value | Collective Trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 152,421,468	$ 138,982,873